TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES

	As of December 31,
	2024	2023
	US$’000	US$’000
Trade receivables	103,789	106,333
Less: Loss allowances	(1,000)	(1,378)
Trade receivable, net	102,789	104,955
Other receivables	1,257	1,670
Less: Loss allowances	—	—
Other receivable, net	1,257	1,670
As of December 31, 2024 and 2023, trade receivables were all from contracts with customers. And as of January 1, 2023, the balance of trade receivables from contracts with customers was $81,982.

12(a)    Movement in the loss allowance on trade receivables

	2024	2023
	US$’000	US$’000
At January 1	1,378	1,337
Charge for the year	592	97
Write-off	(952)	(55)
Unused amounts reversed	(10)	(22)
Currency translation adjustment	(8)	21
At December 31	1,000	1,378
12.    TRADE AND OTHER RECEIVABLES (continued)
12(b)    Aging analysis of trade receivables

			Past due
	Total	Current	1-30 days	31-60 days	61-90 days	91-120 days	>120 days
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2024
Expected loss rate	0.96%	0.09%	0.77%	4.29%	4.84%	2.83%	24.62%
Gross carrying amount - trade receivables	103,789	85,686	11,460	2,588	1,095	283	2,677
Loss allowances	1,000	81	88	111	53	8	659
Trade receivable, net	102,789	85,605	11,372	2,477	1,042	275	2,018

December 31, 2023
Expected loss rate	1.30%	0.06%	0.47%	2.09%	3.43%	4.76%	75.74%
Gross carrying amount - trade receivables	106,333	88,601	11,648	2,819	1,080	672	1,513
Loss allowances	1,378	49	55	59	37	32	1,146
Trade receivable, net	104,955	88,552	11,593	2,760	1,043	640	367
12(c)    Accounting policy for impairment of trade receivables
Our Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The expected loss rates are based on our Company’s historical credit loss experience, adjusted to reflect current and forward-looking information on general economic conditions affecting the ability of the customers to settle the receivables.
See Note 28(b) credit risk of trade receivables for discussions on how our Company manages and measures credit quality of trade receivables that are neither past due nor impaired.
12(d)    Other receivables pledged as collateral
The carrying amounts of other receivables pledged as collateral against credit facilities received from financial institutions are disclosed in Note 28(e)(ii).